GEOGRAPHIC AND CUSTOMER INFORMATION - Summary of Reportable Segments (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ 6,026	$ 5,466	$ (9,364)
Reduction in revenue		14,800
Germany [Member]
Segment Reporting Information [Line Items]
Revenues	$ 3,034	$ 2,491	3,635
United States [Member]
Segment Reporting Information [Line Items]
Reduction in revenue			$ 14,800